UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-00735

BCP Investment Corporation

(Name of Registrant)

650 Madison Avenue, 3rd Floor

New York, New York 10022

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of BCP Investment Corporation (the “Company”) to be redeemed: 4.875% Notes due 2026 (the “Notes”)

(2)	Date on which the securities are to be redeemed: November 13, 2025

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of October 10, 2012 (the “Base Indenture”), between the Company and U.S. Bank Trust Company, National Association, as trustee, and (ii) Section 1.01(i) of the Third Supplemental Indenture, dated as of April 30, 2021, between the Company and U.S. Bank Trust Company, National Association, as trustee (the “Third Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($108.0 million aggregate principal amount) pursuant to the terms of the Base Indenture and the Third Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of October 2025.

BCP INVESTMENT CORPORATION

By:	/s/ Edward Goldthorpe
Name: Edward Goldthorpe
Title: Chief Executive Officer